PROPERTY AND EQUIPMENT - Obligations under finance leases (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2017	Dec. 31, 2016
Obligations under finance leases
Total	Rp 3,804	Rp 4,010
PT Tower Bersama Infrastructure Tbk
Obligations under finance leases
Total	1,293	1,465
PT Profesional Telekomunikasi Indonesia
Obligations under finance leases
Total	1,120	1,295
PT Solusi Tunas Pratama
Obligations under finance leases
Total	212	241
PT Mandiri Utama Finance
Obligations under finance leases
Total	198
PT Putra Arga Binangun
Obligations under finance leases
Total	189	217
PT Mitsubishi UFJ Lease and Finance Indonesia
Obligations under finance leases
Total	135	21
PT Bali Towerindo Sentra
Obligations under finance leases
Total	100	112
Others (each below Rp75 billion)
Obligations under finance leases
Total	Rp 557	Rp 659